(John Hancock Funds II Class 1 Shares) | (Active Bond Fund)
INVESTMENT OBJECTIVE
To seek income and capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Active Bond Fund)	Class 1
Management fee	0.60%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	0.70%	[2]
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Active Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	72	224	390	871

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;

  Asset-backed securities and mortgage-backed securities, both investment grade and below-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations (CMOs);

  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

  Foreign government and agency securities.

The fund may invest in asset-backed securities rated less than A (but not rated lower than B by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service (Moody's). The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results. The fund's investment policies are based on credit ratings at the time of purchase.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

John Hancock Asset Management manages the fund with two investment teams, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that each team manages the following portions of the fund:

  50%* Securitized Asset Team

  50%* Core / Core Plus Team

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each team will vary.

This allocation methodology may change in the future.

Securitized Asset Team

The Securitized Asset Team uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The Securitized Asset Team opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of "A" or "AA."

The Core / Core Plus Team

The Core / Core Plus Team uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The team seeks to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as junk bonds) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of "A" or "AA."

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by the Core / Core Plus Team will be invested in asset-backed securities rated lower than A by both rating agencies. The fund's investment policies are based on credit ratings at the time of purchase.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic transactions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards."

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, swaps, and swaptions. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.42%. Best quarter: Q3 '09, 9.31% Worst quarter: Q4 '08, –3.95%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Active Bond Fund) -		1 Year	5 Years	10 Years
Class 1		(0.01%)	4.15%	5.26%
Class 1 | after tax on distributions		(1.55%)	2.38%	3.40%
Class 1 | after tax on distributions, with sale		none	2.49%	3.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.51%
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Blue Chip Growth Fund)
INVESTMENT OBJECTIVE
To provide long-term growth of capital. Current income is a secondary objective.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Blue Chip Growth Fund)	Class 1
Management fee	0.78%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.87%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Blue Chip Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	89	278	482	1,073

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The manager defines blue chip growth companies as those well established in their industries and with the potential for above-average earnings growth.

In identifying blue chip companies in which to invest, the manager generally considers whether they have viable or growing leading market positions, seasoned management teams, and strong financial fundamentals. This investment approach reflects the manager's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) and a positive industry outlook will ultimately reward investors. The manager also seeks to invest in some companies with good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also invest in other types of securities, including (i) U.S. dollar- and foreign currency-denominated foreign securities (up to 20% of net assets), (ii) convertible stocks, warrants, and bonds, and (iii) futures and options. Combined investments in convertible securities, preferred stocks, and debt securities are limited to 25% of total assets. The fund may invest in debt securities of any type without regard to quality or rating, including those rated below investment-grade (junk bonds) (up to 5% of total assets). The fund's investment policies are based on credit ratings at the time of purchase. The fund's debt securities may include privately negotiated notes or loans, including loan participations and assignments (bank loans). Some loans may be illiquid.

The fund holds a certain portion of its assets in money market reserves consisting of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) or U.S. dollar- and foreign currency-denominated money market securities. These include repurchase agreements in the two highest rating categories that mature in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures, and options. Such securities may bear interest or pay dividends at below market rates or even relatively nominal market rates.

In pursuing the fund's investment objective, the manager may deviate from the fund's normal investment criteria to purchase securities the manager believes might appreciate substantially. The fund may invest significantly in the information technology sector, and the fund may at times invest significantly in stocks of technology companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Technology companies risk. Technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors.

Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 1000 Growth Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 1.26%. Best quarter: Q1 '12, 18.73% Worst quarter: Q4 '08, –24.91%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Blue Chip Growth Fund) -	1 Year	5 Years	10 Years
Class 1	11.05%	15.42%	9.19%
Class 1 | after tax on distributions	7.84%	14.02%	8.46%
Class 1 | after tax on distributions, with sale	8.66%	12.33%	7.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%

(John Hancock Funds II Class 1 Shares) | (Capital Appreciation Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Capital Appreciation Fund)	Class 1
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.79%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Capital Appreciation Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	81	252	439	978

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the manager believes have above average growth prospects. These companies are generally medium- to large-capitalization companies.

The manager follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The manager looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above market- average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities —like bonds, corporate notes and preferred stocks—that the fund can convert into the company's common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund's return or protect its assets if market conditions warrant:

  The fund may make short sales of a security including short sales "against the box."

  The fund may invest up to 20% of its total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)

  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.

  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the manager believes are of comparable quality to these obligations. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement.

  The fund may invest in repurchase agreements.

The manager considers selling or reducing a stock position when, in the opinion of the manager, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement. The fund may focus its investments in a particular sector or sectors of the economy.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 0.77%. Best quarter: Q1 '12, 19.33% Worst quarter: Q4 '08, –21.03%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Capital Appreciation Fund) -	1 Year	5 Years	10 Years
Class 1	11.38%	14.26%	8.27%
Class 1 | after tax on distributions	8.13%	12.77%	7.52%
Class 1 | after tax on distributions, with sale	9.14%	11.30%	6.65%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%

(John Hancock Funds II Class 1 Shares) | (Core Bond Fund)
INVESTMENT OBJECTIVE
To seek total return consisting of income and capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Core Bond Fund)	Class 1
Management fee	0.58%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.67%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Core Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	68	214	373	835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 471% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the manager believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the manager expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays U.S. Aggregate Bond Index (the duration of this index as of October 31, 2015 was 5.64 years).

The fund may invest:

  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

  Up to 20% of total assets in U.S. dollar-denominated obligations of foreign issuers; and

  Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 5.73%. Best quarter: Q3 '09, 4.65% Worst quarter: Q2 '13, –2.81%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Core Bond Fund) -		1 Year	5 Years	10 Years
Class 1		0.16%	3.66%	4.85%
Class 1 | after tax on distributions		(0.58%)	2.36%	3.22%
Class 1 | after tax on distributions, with sale		0.09%	2.36%	3.17%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.51%
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Emerging Markets Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Fund)	Class 1
Management fee	0.95%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.10%	[1]
Total annual fund operating expenses	1.10%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Emerging Markets Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	112	350	606	1,340

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the manager. These emerging markets (Approved Markets) may include frontier markets (early-development emerging markets). A company is associated with an emerging market if its securities meet the definition of "Approved Market Securities," as defined below.

The fund invests across all market capitalizations with an increased exposure to securities of small-cap issuers and securities the manager considers to be value securities, as described below. The fund invests primarily in Approved Markets equity securities listed on bona fide securities exchanges of any country or actively traded on over-the-counter markets. The fund may invest in financial services companies. The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited.

The manager primarily considers value stocks to be those with a high book value in relation to their market value. The manager may also consider additional factors such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria used to assess value may change from time to time. The manager may also consider profitability of an eligible company relative to others in making investment decisions. In assessing profitability, the manager may consider ratios such as earnings or profits from operations relative to book value or assets.

In determining Approved Markets, the manager may consider various factors, including, without limitation, the data, analysis, and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved Markets may not include all emerging markets classified by such entities. Other factors the manager may consider include market liquidity, information availability, government regulations (including repatriation rules), and market access, among others.

The fund may also use derivatives such as futures contracts and options on futures contracts to adjust market exposure based on expected cash inflows to or outflows from the fund. The fund may use derivatives for an Approved Market or other equity market (including U.S.) securities and indexes. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or currency exchange.

To facilitate seeking broad market diversification, the manager will not use fundamental securities research techniques in selecting securities. The manager retains full discretion with respect to investing in and allocating assets among Approved Markets and issuers associated with them. The fund may focus its investments in a particular sector or sectors of the economy.

Approved Markets

As of the date of this prospectus, the fund considers the following emerging-market countries to be Approved Markets for purposes of its 80% policy described above. In determining when and whether to invest in an Approved Market, the manager may consider factors such as asset growth in the fund and market characteristics. The Investment Committee of the manager may authorize countries for future investment in addition to the countries listed below. The fund may continue to hold investments in countries previously authorized for investment that are not currently authorized.

  Brazil

  Chile

  China

  Colombia

  Czech Republic

  Egypt

  Greece

  Hungary

  India

  Indonesia

  Malaysia

  Mexico

  Peru

  Philippines

  Poland

  Russia

  South Africa

  South Korea

  Taiwan

  Thailand

  Turkey

Approved Market Securities

"Approved Market Securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets, or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The manager, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the manager may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies' securities meet the definition of Approved Market securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries represent a relatively large portion of the Greater China market.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on May 1, 2007. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 14.17%. Best quarter: Q2 '09, 47.60% Worst quarter: Q4 '08, –27.58%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Emerging Markets Fund) -	1 Year	5 Years	Since inception	Inception Date
Class 1	(17.85%)	(9.29%)	(3.01%)	May 01, 2007
Class 1 | after tax on distributions	(18.57%)	(9.90%)	(3.89%)	May 01, 2007
Class 1 | after tax on distributions, with sale	(10.10%)	(6.91%)	(2.37%)	May 01, 2007
MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	(14.60%)	(4.47%)	0.42%	May 01, 2007

(John Hancock Funds II Class 1 Shares) | (Equity Income Fund)
INVESTMENT OBJECTIVE
To provide substantial dividend income and also long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Equity Income Fund)	Class 1
Management fee	0.73%	[1]
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.82%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Equity Income Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	84	262	455	1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a "value" approach and invests in stocks and other securities that appear to be undervalued by various measures but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund's portfolio securities generally exceeds the yield on the fund's benchmark. The manager believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. While the price of a company's stock can go up or down, stocks paying a high level of dividend income tend to be less volatile than those paying a lower level and may help offset losses in falling markets.

The fund will generally consider companies with established operating histories, above-average dividend yield or low price/earnings ratios relative to the S&P 500 Index, positive financial characteristics, and/or low stock price relative to a company's underlying value. The fund may also purchase other types of securities in keeping with its objective, including: (i) U.S. dollar-and foreign currency-denominated foreign securities (up to 25% of total assets); (ii) preferred stocks; (iii) convertible stocks, bonds, and warrants; (iv) futures and options; and (v) bank debt, loan participations, and assignments.

The fund may invest in fixed-income securities without regard to quality or rating, including privately negotiated notes or loans (including loan participations and assignments (bank loans)) and up to 10% in below-investment-grade fixed-income securities (junk bonds). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (bank loans). Some loans may be illiquid.

The fund holds a certain portion of its assets in money market reserves consisting of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) or U.S. dollar- and foreign currency-denominated money market securities. These include repurchase agreements in the two highest rating categories that mature in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures, and options. Such securities may bear interest or pay dividends at below market rates or even relatively nominal market rates.

In pursuing the fund's investment objective, the manager may deviate from the fund's normal investment criteria to purchase securities the manager believes might appreciate substantially. The fund may invest significantly in the information technology sector.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 10.88%. Best quarter: Q2 '09, 19.51% Worst quarter: Q4 '08, –22.23%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Equity Income Fund) -	1 Year	5 Years	10 Years
Class 1	(6.79%)	8.60%	5.57%
Class 1 | after tax on distributions	(9.39%)	7.07%	4.05%
Class 1 | after tax on distributions, with sale	(2.34%)	6.43%	3.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(3.83%)	11.27%	6.16%

(John Hancock Funds II Class 1 Shares) | (Floating Rate Income Fund)
INVESTMENT OBJECTIVE
To seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Floating Rate Income Fund)	Class 1
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.05%
Total annual fund operating expenses	0.78%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Floating Rate Income Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	80	249	433	966

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Services), at the time of purchase, or are of comparable quality, as determined by the manager, and other floating-rate securities. Bonds that are rated at or below BB by Standard and Poor's Ratings Services or Ba by Moody's Investors Service, Inc. are considered junk bonds.

The fund may invest in domestic and foreign loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London InterBank Offered Rate (LIBOR), or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered speculative. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Some loans may be illiquid. The fund may also acquire and hold warrants and other equity interests. The fund may invest in loans, loan participations, and other securities of any maturity and duration. The fund may also invest in loans of any aggregate principal amount, which will vary from time to time.

For purposes of reducing risk and/or improving liquidity, the fund may invest in derivative instruments such as options (including options on securities indexes) and swaps (including credit default swaps).

The fund may invest in any number of issuers and may, at times, invest its assets in a small number of issuers. The fund's investment process may result in a higher-than-average portfolio turnover ratio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, options, and swaps. Options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small number of issuers risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for funds which may invest a large portion of assets in any one issuer or a small number of issuers.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.62%. Best quarter: Q2 '09, 14.34% Worst quarter: Q4 '08, –21.31%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Floating Rate Income Fund) -	1 Year	5 Years	Since inception	Inception Date
Class 1	(4.02%)	2.51%	3.74%	Jan. 02, 2008
Class 1 | after tax on distributions	(6.09%)	0.40%	1.45%	Jan. 02, 2008
Class 1 | after tax on distributions, with sale	(2.22%)	1.14%	2.04%	Jan. 02, 2008
S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	0.10%	3.66%	4.52%	Jan. 02, 2008

(John Hancock Funds II Class 1 Shares) | (Global Bond Fund)
INVESTMENT OBJECTIVE
To seek maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Bond Fund)	Class 1
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.07%
Total annual fund operating expenses	0.82%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	84	262	455	1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the manager utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the manager's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or "indexed" securities, event-linked bonds, bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the manager's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's Investors Service, Inc. or equivalently rated by Standard and Poor's Ratings Services or Fitch Ratings Inc., or, if unrated, determined by the manager to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the manager.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund is a non-diversified fund, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, foreign currency swaps, futures contracts, interest-rate swaps, inverse floating-rate securities, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 11.98%. Best quarter: Q3 '09, 10.60% Worst quarter: Q3 '08, –9.53%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Global Bond Fund) -		1 Year	5 Years	10 Years
Class 1		(3.42%)	1.80%	4.24%
Class 1 | after tax on distributions		(3.43%)	0.96%	2.15%
Class 1 | after tax on distributions, with sale		(1.94%)	1.11%	2.51%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.15%)	0.90%	3.74%
JP Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)		(2.61%)	0.34%	3.79%
[1]	Effective April 1, 2016, the fund's primary benchmark index is the Bloomberg Barclays Global Aggregate Index (formerly known as Barclays Global Aggregate Index). The Bloomberg Barclays Global Aggregate Index more accurately reflects the fund's risk/return profile.

(John Hancock Funds II Class 1 Shares) | (Global Real Estate Fund)
INVESTMENT OBJECTIVE
To seek a combination of long-term capital appreciation and current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Real Estate Fund)	Class 1
Management fee	0.90%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.10%	[1]
Total annual fund operating expenses	1.05%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Real Estate Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	107	334	579	1,283

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts ("REITs"), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the United States.

The fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of the manager, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The manager looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the manager tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The manager also considers the effect of the real estate securities markets in general when making investment decisions. The manager does not attempt to time the market.

The fund may realize some short-term gains or losses if the manager chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;

  A security has reached its optimum valuation; or

  A particular company or general economic conditions have changed.

The manager's U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the manager under common control with Deutsche Bank AG, the indirect parent company of the manager. All fund management teams will contribute to the global regional allocation process.

The fund concentrates its investments in securities of issuers in the real estate industry.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the manager expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors. A downturn in the real estate industry may significantly detract from performance.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on April 28, 2006. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 9.99%. Best quarter: Q2 '09, 31.48% Worst quarter: Q4 '08, –29.72%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Global Real Estate Fund) -	1 Year	5 Years	Since inception	Inception Date
Class 1	0.63%	7.56%	3.18%	Apr. 28, 2006
Class 1 | after tax on distributions	(0.37%)	6.22%	1.69%	Apr. 28, 2006
Class 1 | after tax on distributions, with sale	0.36%	5.30%	1.82%	Apr. 28, 2006
EPRA/NAREIT Global Index (reflects no deduction for fees, expenses, or taxes)	(0.41%)	6.86%	3.94%	Apr. 28, 2006

(John Hancock Funds II Class 1 Shares) | (High Yield Fund)
INVESTMENT OBJECTIVE
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (High Yield Fund)	Class 1
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%
Total annual fund operating expenses	0.79%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (High Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	81	252	439	978

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the manager to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody's Investors Services, Inc. . . . . . . . . . . . . . . . . . . Ba through C

Standard and Poor's Ratings Services. . . . . . . . . . . . . . BB through D

Below-investment-grade securities are commonly referred to as "junk bonds." The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the manager.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the manager, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, futures contracts, options, and interest-rate swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 14.82%. Best quarter: Q2 '09, 25.90% Worst quarter: Q4 '08, –20.43%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (High Yield Fund) -	1 Year	5 Years	10 Years
Class 1	(8.01%)	3.50%	5.73%
Class 1 | after tax on distributions	(11.08%)	0.44%	2.37%
Class 1 | after tax on distributions, with sale	(4.42%)	1.50%	3.07%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses, or taxes)	(5.55%)	4.62%	6.50%

(John Hancock Funds II Class 1 Shares) | (Income Fund)
INVESTMENT OBJECTIVE
To seek to maximize income while maintaining prospects for capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Income Fund)	Class 1
Management fee	0.80%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.08%	[1]
Total annual fund operating expenses	0.93%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Income Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	95	296	515	1,143

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of the prospectus, there is no portfolio turnover to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the manager's analysis of the best opportunities for the fund's portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"). Securities rated in the top four rating categories by independent rating organizations such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc. are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by Standard and Poor's Ratings Services, or Ba or lower by Moody's Investors Service, Inc., or unrated, but deemed by the manager to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The manager searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the manager considers a variety of factors, including:

  the experience and managerial strength of the company;

  responsiveness to changes in interest rates and business conditions;

  debt maturity schedules and borrowing requirements;

  the company's changing financial condition and market recognition of the change; and

  a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the note's issuer, may be privately placed, and may have a limited secondary market).

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Funds II Class 1 Shares) | (International Small Cap Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Small Cap Fund)	Class 1
Management fee	0.94%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.08%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.08%	[3]
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Small Cap Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	110	343	595	1,317

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest in depository receipts and may invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country. The fund may focus its investments in a particular sector or sectors of the economy.

When choosing equity investments for this fund, the manager applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value and other factors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 2.60%. Best quarter: Q2 '09, 36.79% Worst quarter: Q4 '08, –31.59%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (International Small Cap Fund) -	1 Year	5 Years	10 Years
Class 1	0.60%	2.98%	5.09%
Class 1 | after tax on distributions	0.19%	2.47%	3.62%
Class 1 | after tax on distributions, with sale	0.34%	2.07%	3.61%
S&P/Citigroup Global ex US (less than) $2 Billion Index (reflects no deduction for fees, expenses, or taxes)	0.66%	1.46%	4.59%

(John Hancock Funds II Class 1 Shares) | (International Small Company Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Small Company Fund)	Class 1
Management fee	0.95%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.10%	[1]
Total annual fund operating expenses	1.10%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Small Company Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	112	350	606	1,340

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies in the particular markets in which the fund invests. As of October 31, 2016, the maximum market capitalization range of eligible companies for purchase was approximately $2.0 billion to $5.7 billion, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including dual-listed securities, either within or outside the issuer's domicile country.

The manager measures company size on a country- or region-specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the manager first ranks eligible companies' based on market capitalizations and then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. These thresholds will vary based on market conditions. The fund intends to use a market-capitalization-weighted approach in seeking to set country weights based on the relative market capitalizations of eligible small companies within each country (see below). Weightings of certain countries may vary from their weightings in international indexes.

The fund may also use derivatives such as futures contracts and options on futures contracts to adjust market exposure based on expected cash inflows to or outflows from the fund. Futures contracts and options on futures contracts may be for foreign or U.S. equity securities and indexes. The fund may also enter into forward currency contracts to facilitate settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or currency exchange. In addition to cash, money market instruments, and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage cash pending investment, to maintain liquidity to pay redemptions, to make other anticipated cash payments, or for other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based on an issuer's dividend payment policy or record, although many of the companies in which the fund invests do pay dividends.

The manager may, in its discretion, invest in countries authorized by its Investment Committee, depending upon factors such as asset growth in the fund and market characteristics. Other countries may be authorized for investment in the future, and the fund may continue to hold investments in countries previously but not currently authorized. The fund may focus its investments in a particular sector or sectors of the economy.

Market-capitalization-weighted approach

The fund uses market capitalization weighting to determine individual security weights and, where applicable, country or region weights. Market-capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market-capitalization weighting will be adjusted by the manager for a variety of factors, including free float, momentum, trading strategies, liquidity management, profitability, and market conditions, among others. The manager may deviate from market-capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of fund assets and may exclude the stock of a company that meets applicable market-capitalization criteria at its discretion. These adjustments will result in a deviation from traditional market-capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country and may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Small Cap Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on April 28, 2006. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.75%. Best quarter: Q2 '09, 31.77% Worst quarter: Q3 '08, –22.61%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (International Small Company Fund) -	1 Year	5 Years	Since inception	Inception Date
Class 1	5.20%	4.36%	2.85%	Apr. 28, 2006
Class 1 | after tax on distributions	4.51%	3.67%	1.87%	Apr. 28, 2006
Class 1 | after tax on distributions, with sale	2.94%	3.06%	1.84%	Apr. 28, 2006
MSCI World ex–US Small Cap Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	5.83%	4.77%	3.02%	Apr. 28, 2006
MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	9.94%	6.67%	3.52%	Apr. 28, 2006

(John Hancock Funds II Class 1 Shares) | (International Value Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Value Fund)	Class 1
Management fee	0.80%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.05%
Total annual fund operating expenses	0.90%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Value Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	92	287	498	1,108

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. Although the manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the fund may have significant positions in particular countries or sectors.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the note's issuer, may be privately placed, and may have a limited secondary market).

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.

Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 9.76%. Best quarter: Q3 '09, 24.80% Worst quarter: Q4 '08, -21.44%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (International Value Fund) -	1 Year	5 Years	10 Years
Class 1	(7.78%)	1.07%	2.45%
Class 1 | after tax on distributions	(8.55%)	0.13%	1.19%
Class 1 | after tax on distributions, with sale	(4.39%)	0.45%	1.53%
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(0.39%)	4.07%	3.50%

(John Hancock Funds II Class 1 Shares) | (Investment Quality Bond Fund)
INVESTMENT OBJECTIVE
To provide a high level of current income consistent with the maintenance of principal and liquidity.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Investment Quality Bond Fund)	Class 1
Management fee	0.58%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.05%
Total annual fund operating expenses	0.68%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Investment Quality Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	69	218	379	847

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade. The fund's investment policies are based on credit ratings at the time of purchase. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The manager's investment decisions derive from a three-pronged analysis, including:

  sector analysis,

  credit research, and

  call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the manager, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

  relative valuation of available alternatives,

  impact on portfolio yield, quality and liquidity, and

  impact on portfolio maturity and sector weights.

The manager attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's net assets are invested in bonds and debentures, including:

  marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's Investors Service, Inc. or Standard and Poor's Ratings Services, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities (the fund's investment policies are based on credit ratings at the time of purchase);

  securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

  cash and cash equivalent securities which are authorized for purchase by registered money market funds.

The balance (no more than 20%) of the fund's net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

  U.S. and foreign debt securities,

  preferred stocks,

  convertible securities (including those issued in the Euromarket),

  securities carrying warrants to purchase equity securities,

  foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's Investors Service, Inc., or "BB" or below by Standard and Poor's Ratings Services (or, if unrated, are deemed of comparable quality as determined by the manager). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales "against the box."

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.70%. Best quarter: Q3 '09, 6.37% Worst quarter: Q2 '13, –3.42%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Investment Quality Bond Fund) -		1 Year	5 Years	10 Years
Class 1		(0.65%)	3.42%	4.47%
Class 1 | after tax on distributions		(1.86%)	2.02%	2.88%
Class 1 | after tax on distributions, with sale		(0.31%)	2.12%	2.87%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.51%
50% of the Bloomberg Barclays U.S. Government Index/ 50% Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses, or	[2],[3]	0.04%	3.58%	4.67%
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.
[2]	Formerly known as Barclays U.S. Credit Index.
[3]	Formerly known as Barclays U.S. Government Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index Lifestyle Aggressive Portfolio)
INVESTMENT OBJECTIVE
To seek long-term growth of capital. Current income is not a consideration.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Lifestyle Aggressive Portfolio)	Class 1
Management fee	0.19%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.39%	[2]
Total annual fund operating expenses	0.75%	[3]
Contractual expense reimbursement	(0.07%)	[4]
Total annual fund operating expenses after expense reimbursements	0.68%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Lifestyle Aggressive Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	69	233	410	924

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). The portfolio managers may exceed the normal percentage limitations to protect the fund or seek to achieve its goal in light of market or economic conditions.

The fund may invest in various underlying funds that, as a group, hold a wide range of equity-type securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers' allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds' managers.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent in this fund than in other, John Hancock Multi-Index Lifestyle Portfolios. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 70% Russell 3000/30% MSCI ACWI ex-USA Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.96%. Best quarter: Q4 '15, 5.00% Worst quarter: Q3 '15, –8.53%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Lifestyle Aggressive Portfolio) -	1 Year	Since inception	Inception Date
Class 1	(2.14%)	2.57%	Dec. 30, 2013
Class 1 | after tax on distributions	(2.82%)	1.88%	Dec. 30, 2013
Class 1 | after tax on distributions, with sale	(1.13%)	1.68%	Dec. 30, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	7.55%	Dec. 30, 2013
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(0.39%)	(2.26%)	Dec. 30, 2013
Russell 3000 Index/MSCI ACWI ex–US Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(1.22%)	3.29%	Dec. 30, 2013

(John Hancock Funds II Class 1 Shares) | (Multi-Index Lifestyle Balanced Portfolio)
INVESTMENT OBJECTIVE
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Lifestyle Balanced Portfolio)	Class 1
Management fee	0.31%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%	[1]
Acquired fund fees and expenses	0.33%	[2]
Total annual fund operating expenses	0.75%	[3]
Contractual expense reimbursement	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	0.74%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Lifestyle Balanced Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	76	239	416	929

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). The portfolio managers may exceed the normal percentage limitations to protect the fund or seek to achieve its goal in light of market or economic conditions.

The fund may invest in various underlying funds that, as a group, hold a wide range of equity-type securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers' allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds' managers.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent in this fund than in other, John Hancock Multi-Index Lifestyle Portfolios. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 42% Russell 3000/18% MSCI ACWI ex-USA/32% Bloomberg Barclays U.S. Aggregate Bond/8% Bank of America Merrill Lynch High Yield Master II Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.95%. Best quarter: Q2 '14, 3.65% Worst quarter: Q3 '15, –5.43%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Lifestyle Balanced Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.61%)	2.33%	Dec. 30, 2013
Class 1 | after tax on distributions		(2.45%)	1.51%	Dec. 30, 2013
Class 1 | after tax on distributions, with sale		(0.87%)	1.42%	Dec. 30, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.26%	Dec. 30, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.55%	Dec. 30, 2013
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.74%)	3.06%	Dec. 30, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index Lifestyle Conservative Portfolio)
INVESTMENT OBJECTIVE
To seek a high level of current income with some consideration given to growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Lifestyle Conservative Portfolio)	Class 1
Management fee	0.43%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.23%	[2]
Total annual fund operating expenses	0.88%	[3]
Contractual expense reimbursement	(0.12%)	[4]
Total annual fund operating expenses after expense reimbursements	0.76%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Lifestyle Conservative Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	78	269	476	1,073

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). The portfolio managers may exceed the normal percentage limitations to protect the fund or seek to achieve its goal in light of market or economic conditions.

The fund may invest in various underlying funds that, as a group, hold a wide range of equity-type securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers' allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds' managers.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income security risks are more prevalent in this fund than in other, John Hancock Multi-Index Lifestyle Portfolios. In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order.

Principal risks of investing in the fund of funds

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 14% Russell 3000/6% MSCI ACWI ex-USA/64% Bloomberg Barclays U.S. Aggregate Bond/16% Bank of America Merrill Lynch High Yield Master II Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.88%. Best quarter: Q2 '14, 2.61% Worst quarter: Q3 '15, –1.89%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Lifestyle Conservative Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.23%)	1.91%	Dec. 30, 2013
Class 1 | after tax on distributions		(2.15%)	1.03%	Dec. 30, 2013
Class 1 | after tax on distributions, with sale		(0.67%)	1.07%	Dec. 30, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.26%	Dec. 30, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.55%	Dec. 30, 2013
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.50%)	2.67%	Dec. 30, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index Lifestyle Growth Portfolio)
INVESTMENT OBJECTIVE
To seek long-term growth of capital. Current income is also a consideration.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Lifestyle Growth Portfolio)	Class 1
Management fee	0.25%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.07%	[1]
Acquired fund fees and expenses	0.36%	[2]
Total annual fund operating expenses	0.73%	[3]
Contractual expense reimbursement	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	0.71%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Lifestyle Growth Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	73	231	404	905

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). The portfolio managers may exceed the normal percentage limitations to protect the fund or seek to achieve its goal in light of market or economic conditions.

The fund may invest in various underlying funds that, as a group, hold a wide range of equity-type securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers' allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds' managers.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent in this fund than in other, John Hancock Multi-Index Lifestyle Portfolios. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 56% Russell 3000/24% MSCI ACWI ex-USA/4% Bank of America Merrill Lynch U.S. High Yield Master II/16% Bloomberg Barclays U.S. Aggregate Bond Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.84%. Best quarter: Q2 '14, 4.23% Worst quarter: Q3 '15, –6.99%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Lifestyle Growth Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.70%)	2.58%	Dec. 30, 2013
Class 1 | after tax on distributions		(2.40%)	1.91%	Dec. 30, 2013
Class 1 | after tax on distributions, with sale		(0.91%)	1.69%	Dec. 30, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.55%	Dec. 30, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.26%	Dec. 30, 2013
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.95%)	3.20%	Dec. 30, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index Lifestyle Moderate Portfolio)
INVESTMENT OBJECTIVE
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Lifestyle Moderate Portfolio)	Class 1
Management fee	0.37%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.28%	[2]
Total annual fund operating expenses	0.84%	[3]
Contractual expense reimbursement	(0.09%)	[4]
Total annual fund operating expenses after expense reimbursements	0.75%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Lifestyle Moderate Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	77	259	457	1,029

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). The portfolio managers may exceed the normal percentage limitations to protect the fund or seek to achieve its goal in light of market or economic conditions.

The fund may invest in various underlying funds that, as a group, hold a wide range of equity-type securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers' allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds' managers.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income security risks are more prevalent in this fund than in other, John Hancock Multi-Index Lifestyle Portfolios. In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order.

Principal risks of investing in the fund of funds

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 28% Russell 3000/12% MSCI ACWI ex-USA/48% Bloomberg Barclays U.S. Aggregate Bond/12% Bank of America Merrill Lynch High Yield Master II Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.14%. Best quarter: Q2 '14, 3.11% Worst quarter: Q3 '15, –3.68%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Lifestyle Moderate Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.59%)	1.92%	Dec. 30, 2013
Class 1 | after tax on distributions		(2.54%)	1.04%	Dec. 30, 2013
Class 1 | after tax on distributions, with sale		(0.86%)	1.08%	Dec. 30, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.26%	Dec. 30, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.55%	Dec. 30, 2013
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.59%)	2.89%	Dec. 30, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Mid Cap Stock Fund)
INVESTMENT OBJECTIVE
To seek long-term growth and capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Mid Cap Stock Fund)	Class 1
Management fee	0.83%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.92%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Mid Cap Stock Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	94	293	509	1,131

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($643.8 million to $38.07 billion as of October 31, 2016) or the S&P Mid Cap 400 Index ($856.5 million to $9.7 billion as of October 31, 2016).

The manager's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may focus its investments in a particular sector or sectors of the economy.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Privately held and newly public companies risk. Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and may be difficult to value. There may be significantly less information available about these companies' business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. An impairment of a fund's ability to sell securities of privately held companies or newly public companies at advantageous prices exposes the fund to liquidity risk.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 4.26%. Best quarter: Q3 '09, 19.64% Worst quarter: Q4 '08, –25.34%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Mid Cap Stock Fund) -	1 Year	5 Years	10 Years
Class 1	3.01%	10.81%	7.81%
Class 1 | after tax on distributions	0.19%	8.24%	6.20%
Class 1 | after tax on distributions, with sale	3.83%	8.13%	5.97%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(0.20%)	11.54%	8.16%

(John Hancock Funds II Class 1 Shares) | (Mid Value Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Mid Value Fund)	Class 1
Management fee	0.95%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%	[1]
Total annual fund operating expenses	1.04%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Mid Value Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	106	331	574	1,271

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the S&P Mid Cap 400 Index ($856.5 million to $9.7 billion as of October 31, 2016) or the Russell Mid Cap Value Index ($643.8 million to $37.7 billion as of October 31, 2016). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The manager employs a value approach in selecting investments. The manager's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The manager generally looks for companies with one or more of the following characteristics:

  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;

  Demonstrated or potentially attractive operating margins, profits and/or cash flow;

  Sound balance sheets and other positive financial characteristics;

  Stock ownership by management/employees; and

  Experienced and capable management.

The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund's investment objective, the manager has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the manager believes will provide an opportunity for substantial appreciation. These situations might arise when the manager believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The fund may invest in initial public offerings (IPOs). While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents. The fund may focus its investments in a particular sector or sectors of the economy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on January 2, 2009. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 15.64%. Best quarter: Q2 '09, 23.02% Worst quarter: Q3 '11, –17.61%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Mid Value Fund) -	1 Year	5 Years	Since inception	Inception Date
Class 1	(3.44%)	9.58%	14.50%	Dec. 31, 2008
Class 1 | after tax on distributions	(6.18%)	6.88%	11.92%	Dec. 31, 2008
Class 1 | after tax on distributions, with sale	(0.13%)	7.12%	11.28%	Dec. 31, 2008
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(4.78%)	11.25%	16.16%	Dec. 31, 2008

(John Hancock Funds II Class 1 Shares) | (Natural Resources Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Natural Resources Fund)	Class 1
Management fee	0.99%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%
Total annual fund operating expenses	1.10%
Contractual expense reimbursement	(0.08%)	[1]
Total annual fund operating expenses after expense reimbursements	1.02%
[1]	The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Natural Resources Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	104	342	598	1,333

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop or provide goods and services with respect to natural resources. The fund will consider a company a natural resource-related company if the company is categorized within the following industries (according to Global Industry Classification Standards (GICS) classifications): Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. This list may be amended from time to time. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants, and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets.

The management team uses a combination of top-down analysis and bottom-up stock selection. The management team attempts to identify market dynamics underpinning natural resources commodities, and in turn seeks companies the management team believes can capitalize in an environment of changing commodity prices. Factors the management team analyzes include: supply/demand characteristics, valuation relative to peers, organic reserve and production growth, and unit cost structure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, foreign currency swaps, and options. Foreign currency forward contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Master limited partnership risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default. Many MLPs in which the fund may invest operate oil, natural gas, petroleum, or other facilities within the energy sector, which makes the fund susceptible to adverse economic, environmental, or regulatory developments impacting the sector.

Natural resources industry risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, commodity prices, and taxes and other governmental regulations, among other factors.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI World Metals & Mining Index and the 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index show how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 28.25%. Best quarter: Q2 '09, 25.62% Worst quarter: Q3 '08, –36.22%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Natural Resources Fund) -	1 Year	5 Years	10 Years
Class 1	(28.98%)	(14.72%)	(3.65%)
Class 1 | after tax on distributions	(29.26%)	(15.40%)	(5.10%)
Class 1 | after tax on distributions, with sale	(16.40%)	(10.10%)	(1.56%)
MSCI World Energy Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	(22.17%)	(3.21%)	1.56%
MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	(39.30%)	(20.70%)	(4.62%)
60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	(30.32%)	(11.28%)	(1.50%)

(John Hancock Funds II Class 1 Shares) | (New Opportunities Fund)
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (New Opportunities Fund)	Class 1
Management fee	0.90%	[1]
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.20%
Total annual fund operating expenses	1.15%
Contractual expense reimbursement	(0.31%)	[2]
Total annual fund operating expenses after expense reimbursements	0.84%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.
[2]	The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, (e) class specific expenses, (f) underlying fund expenses (acquired fund fees), (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. These agreements expire on December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (New Opportunities Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	86	335	603	1,370

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of companies considered small-capitalization companies by the fund's managers. The fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market-capitalization including large-cap companies. Market-capitalization classification is determined at the time of purchase by each manager using its own investment criteria. The market-capitalization of individual portfolio securities and the fund's portfolio as a whole will vary over time as market conditions change.

The fund invests in equity securities, including common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi style and multi manager approach in which portions of the fund's assets are allocated to different managers that employ distinct investment styles. The fund currently has four managers. The fund's advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund's overall portfolio characteristics, including investment style exposures.

The advisor selects managers for the fund, allocates fund assets among and oversees those managers, and evaluates their performance results. The managers select the individual portfolio securities for the assets assigned to them. The advisor considers various characteristics of the manager's portfolio when allocating assets: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the managers' historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each manager at any given time will vary.

The fund may invest in and potentially emphasize any economic sector. The fund may also invest in growth or value equity securities. Growth securities are securities a manager believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a manager believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the United States or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts to gain market exposure, to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund's exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Master limited partnership risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Multi manager risk. The management teams' investment styles may not complement each other as intended. A multi manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Prior to September 27, 2014, the fund was managed solely by Dimensional Fund Advisors LP and Invesco Advisers, Inc. pursuant to a different investment strategy. The performance presented prior to this date should not be attributed to Brandywine Global Investment Management, LLC (Brandywine) or GW&K Investment Management, LLC (GW&K).

Effective June 1, 2015, the fund eliminated its policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies and adopted other investment strategy changes. The performance information presented for periods prior to June 1, 2015, reflects management of the fund consistent with investment strategies in effect during those periods (and without Brandywine and GW&K) and might have been different if the fund's investments had been managed under its current investment strategies by all of its current managers.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 9.72%. Best quarter: Q2 '09, 25.33% Worst quarter: Q4 '08, –25.92%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (New Opportunities Fund) -	1 Year	5 Years	10 Years
Class 1	(6.20%)	8.93%	4.53%
Class 1 | after tax on distributions	(8.49%)	6.99%	3.33%
Class 1 | after tax on distributions, with sale	(2.06%)	6.99%	3.43%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%

(John Hancock Funds II Class 1 Shares) | (Real Estate Securities Fund)
INVESTMENT OBJECTIVE
To seek to achieve a combination of long-term capital appreciation and current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Real Estate Securities Fund)	Class 1
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Total annual fund operating expenses	0.79%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Real Estate Securities Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	81	252	439	978

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 141% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the manager, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The manager looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the manager tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the manager believes will be the most profitable to the fund. The manager also considers the effect of the real estate securities markets in general when making investment decisions. The manager does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the manager chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;

  A security has reached its optimum valuation; or

  A particular company or general economic conditions have changed.

Based on its recent practices, the manager expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the manager believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is a non-diversified fund, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer. The fund concentrates its investments in securities of issuers in the real estate industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors. A downturn in the real estate industry may significantly detract from performance.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts. Futures contracts generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 11.03%. Best quarter: Q3 '09, 32.15% Worst quarter: Q4 '08, –39.61%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Real Estate Securities Fund) -	1 Year	5 Years	10 Years
Class 1	2.77%	11.58%	7.47%
Class 1 | after tax on distributions	(0.57%)	8.72%	3.78%
Class 1 | after tax on distributions, with sale	3.26%	8.61%	4.72%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	2.52%	11.88%	7.35%

(John Hancock Funds II Class 1 Shares) | (Real Return Bond Fund)
INVESTMENT OBJECTIVE
To seek maximum real return, consistent with preservation of real capital and prudent investment management.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Real Return Bond Fund)	Class 1
Management fee	0.70%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.05%	[1]
Total annual fund operating expenses	0.80%
[1]	"Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been included, "Other expenses" would have been 0.06%.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Real Return Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	82	255	444	990

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or "indexed" securities, event-linked bonds, bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. or equivalently rated by Standard and Poor's Ratings Services or Fitch Ratings Inc., or, if unrated, determined by the manager to be of comparable quality. The fund's investment policies are based on credit ratings at the time of purchase. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign currency-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. This limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by the manager.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, foreign currency swaps, futures contracts, repurchase agreements, interest-rate swaps, inverse floating-rate securities, options, and reverse repurchase agreements. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund's ability to dispose of the underlying securities, in addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund's net asset value per share (NAV).

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Inflation-linked security risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Municipal bond risk. Municipal bond prices can decline if the issuer's credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.29%. Best quarter: Q1 '09, 6.86% Worst quarter: Q2 '13, –8.26%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Real Return Bond Fund) -		1 Year	5 Years	10 Years
Class 1		(2.97%)	1.77%	3.80%
Class 1 | after tax on distributions		(3.46%)	0.24%	1.78%
Class 1 | after tax on distributions, with sale		(1.68%)	0.92%	2.26%
Bloomberg Barclays US TIPS Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.44%)	2.55%	3.93%
[1]	Formerly known as Barclays US TIPS Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2060 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2060 Preservation Portfolio)	Class 1
Management fee	0.18%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	1.00%	[1]
Acquired fund fees and expenses	0.43%	[2]
Total annual fund operating expenses	1.66%	[3]
Contractual expense reimbursement	(1.24%)	[4]
Total annual fund operating expenses after expense reimbursements	0.42%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2060 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	43	402	785	1,861

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 30, 2016 to August 31, 2016, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2060.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2060 Preservation Portfolio has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund has been in operation for less than a full calendar year.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2055 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2055 Preservation Portfolio)	Class 1
Management fee	0.18%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.18%	[1]
Acquired fund fees and expenses	0.44%	[2]
Total annual fund operating expenses	0.85%	[3]
Contractual expense reimbursement	(0.42%)	[4]
Total annual fund operating expenses after expense reimbursements	0.43%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2055 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	44	229	430	1,010

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2055 Preservation Portfolio has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From March 26, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 57% Russell 3000 Index, 25% MSCI ACWI ex-US Index, and 18% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.89%. Best quarter: Q4 '15, 3.90% Worst quarter: Q3 '15, -7.34%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2055 Preservation Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(2.17%)	2.18%	Mar. 26, 2014
Class 1 | after tax on distributions		(2.97%)	1.31%	Mar. 26, 2014
Class 1 | after tax on distributions, with sale		(1.14%)	1.30%	Mar. 26, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.67%	Mar. 26, 2014
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.50%	Mar. 26, 2014
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.77%)	3.16%	Mar. 26, 2014
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2050 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2050 Preservation Portfolio)	Class 1
Management fee	0.19%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.05%
Acquired fund fees and expenses	0.43%	[1]
Total annual fund operating expenses	0.72%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.43%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2050 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	44	201	372	867

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2050 Preservation Portfolio has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 57% Russell 3000 Index, 25% MSCI ACWI ex-US Index, and 18% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.84%. Best quarter: Q1 '12, 9.87% Worst quarter: Q3 '15, –7.38%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2050 Preservation Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(2.13%)	5.95%	Apr. 29, 2011
Class 1 | after tax on distributions		(3.26%)	4.94%	Apr. 29, 2011
Class 1 | after tax on distributions, with sale		(0.92%)	4.24%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.13%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	11.46%	Apr. 29, 2011
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.77%)	6.91%	Apr. 29, 2011
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2045 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2045 Preservation Portfolio)	Class 1
Management fee	0.19%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.43%	[1]
Total annual fund operating expenses	0.71%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.42%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2045 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	43	198	366	855

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2045 Preservation Portfolio has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 57% Russell 3000 Index, 25% MSCI ACWI ex-US Index, and 18% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.83%. Best quarter: Q1 '12, 9.96% Worst quarter: Q3 '11, –13.01%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2045 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(2.12%)	7.10%	7.36%	Apr. 30, 2010
Class 1 | after tax on distributions		(3.25%)	6.13%	6.41%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.91%)	5.18%	5.41%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.77%)	8.03%	8.36%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2040 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2040 Preservation Portfolio)	Class 1
Management fee	0.20%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.42%	[1]
Total annual fund operating expenses	0.70%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2040 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	195	361	843

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2040 Preservation Portfolio has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, and 20% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.78%. Best quarter: Q1 '12, 9.86% Worst quarter: Q3 '11, –13.01%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2040 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(2.13%)	7.07%	7.33%	Apr. 30, 2010
Class 1 | after tax on distributions		(3.27%)	6.09%	6.36%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.92%)	5.15%	5.38%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.70%)	7.97%	8.31%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2035 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2035 Preservation Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.40%	[1]
Total annual fund operating expenses	0.70%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2035 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	195	361	843

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2035 Preservation Portfolio has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 52% Russell 3000 Index, 22% MSCI ACWI ex-US Index, and 26% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.62%. Best quarter: Q1 '12, 9.44% Worst quarter: Q3 '11, –12.40%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2035 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.97%)	6.87%	7.14%	Apr. 30, 2010
Class 1 | after tax on distributions		(3.12%)	5.90%	6.18%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.84%)	5.00%	5.23%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.57%)	7.74%	8.09%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2030 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2030 Preservation Portfolio)	Class 1
Management fee	0.26%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.36%	[1]
Total annual fund operating expenses	0.70%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2030 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	195	361	843

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2030 Preservation Portfolio has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Preservation Portfolio with a closer target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 46% Russell 3000 Index, 19% MSCI ACWI ex-US Index, and 35% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.38%. Best quarter: Q1 '12, 8.62% Worst quarter: Q3 '11, –11.16%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2030 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.74%)	6.47%	6.75%	Apr. 30, 2010
Class 1 | after tax on distributions		(2.90%)	5.52%	5.80%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.70%)	4.69%	4.93%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.35%)	7.29%	7.66%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2025 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2025 Preservation Portfolio)	Class 1
Management fee	0.32%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.29%	[1]
Total annual fund operating expenses	0.69%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.40%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2025 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	41	192	355	831

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2025 Preservation Portfolio has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Multi-Index Preservation Portfolio with a more distant target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Preservation Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 33% Russell 3000 Index, 14% MSCI ACWI ex-US Index, and 53% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.81%. Best quarter: Q1 '12, 7.10% Worst quarter: Q3 '11, –9.11%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2025 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.25%)	5.80%	6.09%	Apr. 30, 2010
Class 1 | after tax on distributions		(2.43%)	4.86%	5.16%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.45%)	4.16%	4.41%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	none	6.49%	6.88%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2020 Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2020 Preservation Portfolio)	Class 1
Management fee	0.40%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.21%	[1]
Total annual fund operating expenses	0.69%	[2]
Contractual expense reimbursement	(0.31%)	[3]
Total annual fund operating expenses after expense reimbursements	0.38%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2020 Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	39	190	353	829

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2020 Preservation Portfolio has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Multi-Index Preservation Portfolio with a more distant target date. To attempt to reduce investment risk and volatility as retirement approaches, the asset allocation strategy will change over time according to a predetermined glide path shown in the following chart.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 8% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Preservation Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 20% Russell 3000 Index, 8% MSCI ACWI ex-US Index, and 72% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.24%. Best quarter: Q4 '11, 5.22% Worst quarter: Q3 '11, –5.30%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2020 Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(0.76%)	4.74%	5.05%	Apr. 30, 2010
Class 1 | after tax on distributions		(2.00%)	3.81%	4.14%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		(0.16%)	3.33%	3.59%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	0.32%	5.39%	5.78%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index Income Preservation Portfolio)
INVESTMENT OBJECTIVE

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index Income Preservation Portfolio)	Class 1
Management fee	0.47%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.07%
Acquired fund fees and expenses	0.15%	[1]
Total annual fund operating expenses	0.74%	[2]
Contractual expense reimbursement	(0.35%)	[3]
Total annual fund operating expenses after expense reimbursements	0.39%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index Income Preservation Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	40	201	377	886

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 8% of its assets in underlying funds that invest primarily in equity securities.

The fund typically will have greater exposure to underlying funds that invest primarily in fixed-income securities than will other John Hancock Multi-Index Preservation Portfolios, which are designed for investors who plan to retire around a specific target date.

The fund's allocations to equity and fixed-income are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Multi-Index Preservation Portfolios, the fund is not designed to decrease its equity holdings over time. The fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the fund.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent legally permitted, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Preservation Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even though the fund's designated retirement year has already passed.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is designed to reflect the fund's asset allocation under normal market conditions. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 6% Russell 3000 Index, 2% MSCI ACWI ex-US Index, and 92% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to reaching its current allocation, the weightings of the indices in the Custom Benchmark were adjusted annually to reflect changes in the fund's target asset allocation.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 4.50%. Best quarter: Q4 '11, 3.05% Worst quarter: Q2 '13, –1.97%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index Income Preservation Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		0.19%	3.55%	3.90%	Apr. 30, 2010
Class 1 | after tax on distributions		(0.90%)	2.68%	3.04%	Apr. 30, 2010
Class 1 | after tax on distributions, with sale		0.37%	2.43%	2.71%	Apr. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	3.54%	Apr. 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	12.09%	Apr. 30, 2010
Russell 3000 Index/ MSCI ACWI ex–US Index/ Bloomberg Barclays U.S. Aggregate Bond Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	0.48%	4.03%	4.41%	Apr. 30, 2010
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2060 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2060 Lifetime Portfolio)	Class 1
Management fee	0.07%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	1.94%	[1]
Acquired fund fees and expenses	0.75%	[2]
Total annual fund operating expenses	2.81%	[3]
Contractual expense reimbursement	(2.18%)	[4]
Total annual fund operating expenses after expense reimbursements	0.63%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2060 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	64	664	1,290	2,979

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 30, 2016 to August 31, 2016, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2060.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2060 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Preservation Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund has been in operation for less than a full calendar year.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2055 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2055 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.34%	[1]
Acquired fund fees and expenses	0.75%	[2]
Total annual fund operating expenses	1.22%	[3]
Contractual expense reimbursement	(0.58%)	[4]
Total annual fund operating expenses after expense reimbursements	0.64%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2055 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	65	330	614	1,426

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2055 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From March 26,2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.69%. Best quarter: Q4 '15, 4.61% Worst quarter: Q3 '15, -8.40%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2055 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(2.00%)	2.66%	Mar. 26, 2014
Class 1 | after tax on distributions		(2.66%)	1.87%	Mar. 26, 2014
Class 1 | after tax on distributions, with sale		(1.08%)	1.69%	Mar. 26, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.67%	Mar. 26, 2014
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.50%	Mar. 26, 2014
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	3.11%	Mar. 26, 2014
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2050 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2050 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.76%	[2]
Total annual fund operating expenses	0.99%	[3]
Contractual expense reimbursement	(0.34%)	[4]
Total annual fund operating expenses after expense reimbursements	0.65%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2050 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	66	281	514	1,182

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2050 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.01%. Best quarter: Q1 '12, 11.82% Worst quarter: Q3 '15, –8.35%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2050 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.37%)	6.00%	Apr. 29, 2011
Class 1 | after tax on distributions		(2.97%)	4.66%	Apr. 29, 2011
Class 1 | after tax on distributions, with sale		(0.14%)	4.24%	Apr. 29, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.13%	Apr. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	11.46%	Apr. 29, 2011
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	7.41%	Apr. 29, 2011
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2045 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2045 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	0.93%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.64%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2045 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	65	267	486	1,116

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2045 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.05%. Best quarter: Q2 '09, 20.80% Worst quarter: Q4 '08, –23.17%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2045 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.27%)	7.23%	4.81%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.15%)	5.69%	3.56%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.08%	5.30%	3.40%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	8.70%	5.37%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2040 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2040 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	0.93%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.64%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2040 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	65	267	486	1,116

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2040 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.99%. Best quarter: Q2 '09, 21.01% Worst quarter: Q4 '08, –23.11%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2040 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.27%)	7.25%	4.82%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.13%)	5.74%	3.59%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.08%	5.31%	3.41%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	8.70%	5.37%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2035 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2035 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	0.93%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.64%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2035 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	65	267	486	1,116

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2035 Lifetime Portfolio has a target asset allocation of 89% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 64% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Bloomberg Barclays U.S. Aggregate Bond Index, and 2% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.04%. Best quarter: Q2 '09, 20.90% Worst quarter: Q4 '08, –23.16%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2035 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.38%)	7.16%	4.79%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.28%)	5.67%	3.58%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.02%	5.24%	3.39%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.09%)	8.65%	5.33%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2030 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2030 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.75%	[1]
Total annual fund operating expenses	0.91%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.62%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2030 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	63	261	476	1,093

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2030 Lifetime Portfolio has a target asset allocation of 81% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 60% Russell 3000 Index, 25% MSCI ACWI ex-US Index, 12% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.86%. Best quarter: Q2 '09, 20.91% Worst quarter: Q4 '08, –22.94%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2030 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.17%)	6.97%	4.59%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.13%)	5.42%	3.32%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.11%	5.04%	3.19%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.99%)	8.31%	5.13%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2025 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2025 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.03%
Acquired fund fees and expenses	0.75%	[1]
Total annual fund operating expenses	0.91%	[2]
Contractual expense reimbursement	(0.29%)	[3]
Total annual fund operating expenses after expense reimbursements	0.62%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2025 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	63	261	476	1,093

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2025 Lifetime Portfolio has a target asset allocation of 70% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 52% Russell 3000 Index, 22% MSCI ACWI ex-US Index, 21% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.14%. Best quarter: Q2 '09, 20.51% Worst quarter: Q4 '08, –22.09%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2025 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.16%)	6.64%	4.53%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.19%)	5.06%	3.20%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.04%	4.74%	3.10%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.85%)	7.87%	5.07%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2020 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2020 Lifetime Portfolio)	Class 1
Management fee	0.08%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.04%
Acquired fund fees and expenses	0.74%	[1]
Total annual fund operating expenses	0.91%	[2]
Contractual expense reimbursement	(0.31%)	[3]
Total annual fund operating expenses after expense reimbursements	0.60%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2020 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	61	259	474	1,091

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2020 Lifetime Portfolio has a target asset allocation of 58% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multimanager Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multimanager Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 43% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.22%. Best quarter: Q2 '09, 19.57% Worst quarter: Q4 '08, –20.64%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2020 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.17%)	6.16%	4.50%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.44%)	4.43%	3.03%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.13%	4.30%	3.02%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.73%)	7.25%	5.02%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2015 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2015 Lifetime Portfolio)	Class 1
Management fee	0.07%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%
Acquired fund fees and expenses	0.74%	[1]
Total annual fund operating expenses	0.92%	[2]
Contractual expense reimbursement	(0.34%)	[3]
Total annual fund operating expenses after expense reimbursements	0.58%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2015 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	59	259	476	1,100

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2015 Lifetime Portfolio has a target asset allocation of 47.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Multimanager Lifetime Portfolio with a more distant target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multimanager Lifetime Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 36% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 38% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.36%. Best quarter: Q2 '09, 18.15% Worst quarter: Q4 '08, –19.21%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2015 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.13%)	5.70%	4.38%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.79%)	3.77%	2.71%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.45%	3.88%	2.85%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/ MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/ Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.64%)	6.69%	5.08%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multimanager 2010 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multimanager 2010 Lifetime Portfolio)	Class 1
Management fee	0.07%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.73%	[2]
Total annual fund operating expenses	0.95%	[3]
Contractual expense reimbursement	(0.40%)	[4]
Total annual fund operating expenses after expense reimbursements	0.55%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multimanager 2010 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	56	263	486	1,130

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multimanager 2010 Lifetime Portfolio has a target asset allocation of 41.25% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Multimanager Lifetime Portfolio with a more distant target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multimanager Lifetime Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 31% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.43%. Best quarter: Q2 '09, 16.72% Worst quarter: Q4 '08, –17.12%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multimanager 2010 Lifetime Portfolio) -		1 Year	5 Years	Since inception	Inception Date
Class 1		(1.17%)	5.29%	4.34%	Oct. 30, 2006
Class 1 | after tax on distributions		(3.61%)	3.16%	2.55%	Oct. 30, 2006
Class 1 | after tax on distributions, with sale		0.16%	3.56%	2.82%	Oct. 30, 2006
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	3.25%	4.55%	Oct. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	6.66%	Oct. 30, 2006
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.59%)	6.16%	5.11%	Oct. 30, 2006
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2060 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2060 Lifetime Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	3.33%	[1]
Acquired fund fees and expenses	0.39%	[2]
Total annual fund operating expenses	3.99%	[3]
Contractual expense reimbursement	(3.57%)	[4]
Total annual fund operating expenses after expense reimbursements	0.42%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2060 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	43	886	1,746	3,974

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 30, 2016, to August 31, 2016, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2060.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2060 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund has been in operation for less than a full calendar year.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2055 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2055 Lifetime Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.50%	[1]
Acquired fund fees and expenses	0.38%	[2]
Total annual fund operating expenses	1.15%	[3]
Contractual expense reimbursement	(0.74%)	[4]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2055 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	292	561	1,331

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2055 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From March 26, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual rolldown of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.09%. Best quarter: Q4 '15, 4.77% Worst quarter: Q3 '15, –8.04%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2055 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(2.00%)	2.66%	Mar. 26, 2014
Class 1 | after tax on distributions		(2.66%)	1.87%	Mar. 26, 2014
Class 1 | after tax on distributions, with sale		(1.08%)	1.69%	Mar. 26, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	2.67%	Mar. 26, 2014
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	7.50%	Mar. 26, 2014
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	3.11%	Mar. 26, 2014
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2050 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2050 Lifetime Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.44%	[1]
Acquired fund fees and expenses	0.38%	[2]
Total annual fund operating expenses	1.09%	[3]
Contractual expense reimbursement	(0.68%)	[4]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2050 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	279	535	1,267

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2050 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.13%. Best quarter: Q4 '15, 4.72% Worst quarter: Q3 '15, –7.97%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2050 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.85%)	4.48%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.54%)	3.01%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(0.98%)	2.77%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	4.59%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2045 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2045 Lifetime Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.28%	[1]
Acquired fund fees and expenses	0.38%	[2]
Total annual fund operating expenses	0.93%	[3]
Contractual expense reimbursement	(0.52%)	[4]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2045 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	244	464	1,095

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2045 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.05%. Best quarter: Q4 '15, 4.75% Worst quarter: Q3 '15, –8.07%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2045 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(2.03%)	4.38%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.72%)	2.89%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(1.08%)	2.69%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	4.59%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2040 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2040 Lifetime Portfolio)	Class 1
Management fee	0.22%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.24%	[1]
Acquired fund fees and expenses	0.38%	[2]
Total annual fund operating expenses	0.89%	[3]
Contractual expense reimbursement	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2040 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	236	446	1,052

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2040 Lifetime Portfolio has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Bloomberg Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.13%. Best quarter: Q4 '15, 4.77% Worst quarter: Q3 '15, –8.06%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2040 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.91%)	4.45%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.58%)	2.97%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(1.01%)	2.75%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.15%)	4.59%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2035 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2035 Lifetime Portfolio)	Class 1
Management fee	0.23%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.19%	[1]
Acquired fund fees and expenses	0.37%	[2]
Total annual fund operating expenses	0.84%	[3]
Contractual expense reimbursement	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursements	0.41%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2035 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	42	225	424	997

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2035 Lifetime Portfolio has a target asset allocation of 89% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 64% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Bloomberg Barclays U.S. Aggregate Bond Index, and 2% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.96%. Best quarter: Q2 '14, 4.58% Worst quarter: Q3 '15, –7.89%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2035 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.99%)	4.39%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.70%)	2.90%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(1.05%)	2.70%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(1.09%)	4.57%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2030 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2030 Lifetime Portfolio)	Class 1
Management fee	0.26%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.36%	[2]
Total annual fund operating expenses	0.81%	[3]
Contractual expense reimbursement	(0.38%)	[4]
Total annual fund operating expenses after expense reimbursements	0.43%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2030 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	44	221	412	966

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2030 Lifetime Portfolio has a target asset allocation of 81% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 60% Russell 3000 Index, 25% MSCI ACWI ex-US Index, 12% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.98%. Best quarter: Q2 '14, 4.17% Worst quarter: Q3 '15, –7.28%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2030 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.91%)	4.18%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.65%)	2.70%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(1.00%)	2.54%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.99%)	4.43%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2025 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2025 Lifetime Portfolio)	Class 1
Management fee	0.29%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.13%	[1]
Acquired fund fees and expenses	0.34%	[2]
Total annual fund operating expenses	0.81%	[3]
Contractual expense reimbursement	(0.37%)	[4]
Total annual fund operating expenses after expense reimbursements	0.44%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2025 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	45	222	413	967

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2025 Lifetime Portfolio has a target asset allocation of 70% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 52% Russell 3000 Index, 22% MSCI ACWI ex-US Index, 21% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.10%. Best quarter: Q2 '14, 3.56% Worst quarter: Q3 '15, –6.38%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2025 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.81%)	3.96%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.58%)	2.51%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(0.96%)	2.38%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.85%)	4.24%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2020 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2020 Lifetime Portfolio)	Class 1
Management fee	0.33%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.17%	[1]
Acquired fund fees and expenses	0.32%	[2]
Total annual fund operating expenses	0.87%	[3]
Contractual expense reimbursement	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursements	0.44%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2020 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	45	235	440	1,033

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2020 Lifetime Portfolio has a target asset allocation of 58% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Multi-Index Lifetime Portfolio with a closer target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Multi-Index Lifetime Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 43% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.26%. Best quarter: Q2 '14, 2.77% Worst quarter: Q3 '15, –5.40%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2020 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.71%)	3.52%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.51%)	2.11%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(0.92%)	2.06%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.73%)	3.95%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2015 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2015 Lifetime Portfolio)	Class 1
Management fee	0.36%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.41%	[1]
Acquired fund fees and expenses	0.30%	[2]
Total annual fund operating expenses	1.12%	[3]
Contractual expense reimbursement	(0.69%)	[4]
Total annual fund operating expenses after expense reimbursements	0.43%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2015 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	44	287	550	1,301

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2015 Lifetime Portfolio has a target asset allocation of 47.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a Multi-Index Lifetime Portfolio with a more distant target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Lifetime Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 36% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 38% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.34%. Best quarter: Q2 '14, 2.16% Worst quarter: Q3 '15, –4.69%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2015 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.75%)	2.99%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.57%)	1.62%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(0.93%)	1.68%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.64%)	3.66%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Multi-Index 2010 Lifetime Portfolio)
INVESTMENT OBJECTIVE

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Multi-Index 2010 Lifetime Portfolio)	Class 1
Management fee	0.38%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.60%	[1]
Acquired fund fees and expenses	0.29%	[2]
Total annual fund operating expenses	1.32%	[3]
Contractual expense reimbursement	(0.90%)	[4]
Total annual fund operating expenses after expense reimbursements	0.42%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Multi-Index 2010 Lifetime Portfolio)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	43	329	637	1,511

PORTFOLIO TURNOVER

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Multi-Index 2010 Lifetime Portfolio has a target asset allocation of 41.25% of its assets in underlying funds that invest primarily in equity securities. The fund will have a greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Multi-Index Lifetime Portfolio with a more distant target date. To reduce investment risk and volatility as retirement approaches and in the postretirement years, the asset allocation strategy will change over time according to a predetermined "glide path" shown in the following chart. The fund may be a primary source of income for its shareholders after retirement.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The managers may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the managers' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class. The fund has a target allocation for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. The managers may change the target allocation without shareholder approval if they believe that such change would benefit the fund and its shareholders. Under normal circumstances, any deviation from the target allocation is not expected to be greater than plus or minus 10%.

Within the prescribed percentage allocation, the managers select the percentage level to be maintained in specific underlying funds. New investments made by the fund may be directed to particular underlying funds in an effort to maintain the desired target allocations. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

The fund is designed for investors who may remain invested in the fund through their retirement years. The fund will continue to be managed according to an allocation strategy that becomes increasingly conservative over time until approximately twenty years after retirement, at which time the fund expects to maintain a static allocation of approximately 25% of its assets in equity underlying funds.

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund may invest directly in exchange-traded funds (ETFs), exchange-traded notes (ETNs), the securities of other investment companies, U.S. government securities, and other types of investments such as derivatives, including credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

To the extent permitted by law, the Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund without shareholder approval if the target allocation of the fund matches the target allocation of the other fund, although there is no assurance that the Board of Trustees will so determine at any point. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The fund's performance reflects both the managers' allocation decisions and the performance of the underlying funds.

PRINCIPAL RISKS

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund are listed below.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Multi-Index Lifetime Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed in alphabetical order.

Principal risks of investing in the fund of funds

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Lifecycle risk. Managers might not correctly predict market or economic conditions, and you could lose money even close to, during, or after the fund's designated retirement year.

Target allocation risk. Relatively large redemptions from or investments in an underlying fund due to reallocation or rebalancing of portfolio assets could affect the performance of the underlying fund and the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Russell 3000 Index/MSCI ACWI ex-US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and will reflect a more conservative asset allocation over time. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives. From December 1, 2014 to November 30, 2015, the Custom Benchmark consisted of the following indices and approximate weightings: 31% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. The weightings of the indices in the Custom Benchmark are adjusted annually to reflect changes in the fund's target asset allocation in accordance with the annual roll-down of the glide path described above and differed in periods prior to December 1, 2014.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 8.29%. Best quarter: Q2 '14, 2.04% Worst quarter: Q3 '15, –3.86%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Multi-Index 2010 Lifetime Portfolio) -		1 Year	Since inception	Inception Date
Class 1		(1.61%)	2.83%	Nov. 07, 2013
Class 1 | after tax on distributions		(2.51%)	1.42%	Nov. 07, 2013
Class 1 | after tax on distributions, with sale		(0.82%)	1.55%	Nov. 07, 2013
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.55%	2.72%	Nov. 07, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	9.16%	Nov. 07, 2013
Russell 3000 Index/MSCI ACWI ex–US Index/Bloomberg Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	[1]	(0.59%)	3.41%	Nov. 07, 2013
[1]	Formerly known as Barclays U.S. Aggregate Bond Index.

(John Hancock Funds II Class 1 Shares) | (Short Term Government Income Fund)
INVESTMENT OBJECTIVE
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Short Term Government Income Fund)	Class 1
Management fee	0.56%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%	[1]
Total annual fund operating expenses	0.67%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Short Term Government Income Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	68	214	373	835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund's effective duration is no more than three years.

U.S. government securities may be supported by:

  The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

  The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

  The credit of the instrumentality, such as for obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents. The fund's investment policies are based on credit ratings at the time of purchase.

In managing the portfolio of the fund, the manager considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds ("ETFs"), and engage in short sales.

Under normal circumstances, the fund's effective duration is no more than three years, which means that the fund may purchase securities with a duration of greater than three years as long as the fund's average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on January 2, 2009. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 1.34%. Best quarter: Q2 '10, 1.65% Worst quarter: Q2 '13, –1.32%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Short Term Government Income Fund) -		1 Year	5 Years	Since inception	Inception Date
Class 1		0.46%	0.82%	1.32%	Dec. 31, 2008
Class 1 | after tax on distributions		(0.26%)	0.12%	0.59%	Dec. 31, 2008
Class 1 | after tax on distributions, with sale		0.26%	0.35%	0.73%	Dec. 31, 2008
Bloomberg Barclays US Government 1–5 Yr Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.93%	1.23%	1.52%	Dec. 31, 2008
[1]	Formerly known as Barclays US Government 1–5 Yr Index.

(John Hancock Funds II Class 1 Shares) | (Small Company Value Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Small Company Value Fund)	Class 1
Management fee	1.04%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%	[1]
Acquired fund fees and expenses	0.12%	[2]
Total annual fund operating expenses	1.27%	[3]
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Small Company Value Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	129	403	697	1,534

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($39.3 million to $6.7 billion as of October 31, 2016).

The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The manager's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

  Low price/earnings, price/book value or price/cash flow ratios relative to the Russell 2000 Index, the company's peers or its own historic norm;

  Low stock price relative to a company's underlying asset values;

  Above-average dividend yield relative to a company's peers or its own historic norm;

  A plan to improve the business through restructuring; and/or

  A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in below-investment-grade fixed-income securities ("junk bonds"). The fund's fixed income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund's investment criteria. Some loans may be illiquid. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts. The fund may focus its investments in a particular sector or sectors of the economy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 16.09%. Best quarter: Q2 '09, 20.60% Worst quarter: Q4 '08, –25.09%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Small Company Value Fund) -	1 Year	5 Years	10 Years
Class 1	(5.54%)	7.42%	6.32%
Class 1 | after tax on distributions	(11.37%)	5.33%	5.01%
Class 1 | after tax on distributions, with sale	1.41%	5.69%	4.92%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	7.67%	5.57%

(John Hancock Funds II Class 1 Shares) | (U.S. Growth Fund)
INVESTMENT OBJECTIVE
To seek high total return primarily through capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (U.S. Growth Fund)	Class 1
Management fee	0.70%	[1]
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.15%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	0.91%	[4]
Contractual expense reimbursement	(0.11%)	[5]
Total annual fund operating expenses after expense reimbursements	0.80%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective September 29, 2016.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[5]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.74% of average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, (e) class specific expenses, (f) underlying fund expenses (acquired fund fees), (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (U.S. Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	82	279	493	1,109

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be "tied economically" to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager's investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs).

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. The Russell 1000 Growth Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV and Class 1 shares commenced operations on October 29, 2005 and May 7, 2012, respectively. Returns shown prior to the commencement date of Class 1 shares are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to the close of business on September 29, 2016, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 6.52%. Best quarter: Q3 '10, 12.60% Worst quarter: Q4 '08, -14.04%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (U.S. Growth Fund) -		1 Year	5 Years	10 Years
Class 1		0.29%	11.49%	5.97%
Class 1 | after tax on distributions		(4.06%)	8.58%	4.23%
Class 1 | after tax on distributions, with sale		3.03%	8.73%	4.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	5.67%	13.53%	8.53%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		0.48%	12.18%	7.35%
[1]	Effective September 29, 2016, the fund replaced the Russell 3000 Index with the Russell 1000 Growth Index as the fund's primary benchmark index to better reflect the universe of investment opportunities based on the fund's investment strategy

(John Hancock Funds II Class 1 Shares) | (U.S. High Yield Bond Fund)
INVESTMENT OBJECTIVE
To seek total return with a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (U.S. High Yield Bond Fund)	Class 1
Management fee	0.74%
Distribution and service (Rule 12b-1) fees	0.05%
Other expenses	0.06%
Total annual fund operating expenses	0.85%

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (U.S. High Yield Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class 1 | | USD ($)	87	271	471	1,049

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade. Some loans may be illiquid.

The manager actively manages a diversified portfolio of below-investment-grade debt securities. The manager does not manage the portfolio to a specific maturity or duration. The manager focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The manager uses its knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries, in seeking to identify compelling relative value investments. The manager analyzes the issuers' long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The manager's research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on free cash flow. The manager also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The manager purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The manager attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the manager invests:

  Up to 15% of total assets in any one industry; and

  Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash-management purposes).

The manager will generally invest in below investment grade debt securities that are rated at least "Caa" by Moody's Investors Service, Inc. or "CCC" by Standard and Poor's Ratings Services, or that are unrated but deemed by the manager to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund's securities is expected to be at least B- as rated by Standard and Poor's Ratings Services.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 12.42%. Best quarter: Q2 '09, 17.19% Worst quarter: Q4 '08, –15.44%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (U.S. High Yield Bond Fund) -	1 Year	5 Years	10 Years
Class 1	(4.35%)	4.35%	6.04%
Class 1 | after tax on distributions	(7.03%)	1.21%	3.04%
Class 1 | after tax on distributions, with sale	(2.40%)	2.25%	3.56%
Bank of America Merrill Lynch US High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	(4.64%)	4.84%	6.81%